SCHEDULE OF WEIGHTED AVERAGE DISCOUNT RATES OF LEASES (Details)	Jun. 30, 2025	Dec. 31, 2024
Leases
Operating leases, weighted-average discount rates	5.20%	5.20%
Finance leases, weighted-average discount rates	7.00%	7.00%